FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4. FAIR VALUE MEASUREMENTS

The following table presents the carrying amounts and estimated fair values of our Company’s financial instruments at December 31, 2019 and 2020.

(in US$ thousands)	2019		2020
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	$57,743	$57,743	$45,702	$45,702
Accounts receivable	368	368	275	275
Restricted cash	531	531	300	300
Refundable deposits	199	199	208	208
Marketable securities - noncurrent	—	—	10,000	10,000
Financial liabilities
Accounts payable	64	64	70	70
Accrued expenses	1,280	1,280	1,516	1,516
Lease liabilities - current and noncurrent	592	592	98	98

The carrying amounts shown in the table are included in the consolidated balance sheets under the indicated captions.

The fair values of the financial instruments shown in the above table as of December 31, 2019 and 2020 represent the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an arm’s length transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. In situations where there is little market activity for the asset or liability at the measurement date, the fair value measurement reflects our Company’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by us based on the best information available in the circumstances, including expected cash flows and appropriately risk-adjusted discount rates, available observable and unobservable inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

•

Cash and cash equivalents, accounts receivable, restricted cash, accounts payable, accrued expenses: The carrying amounts, at face value or cost plus accrued interest, approximate fair value because of the short maturity of these instruments.

•	Refundable deposits: Measurement of refundable deposits with no fixed maturities is based on carrying amounts.
•	Marketable securities – noncurrent: Valuation techniques are applied for measurement of marketable securities.
•	Lease liabilities: Measured at discounted amounts of lease payments.

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

Our Company has segregated all financial assets and liabilities that are measured at fair value on a recurring basis (at least annually) into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below.

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2020
Assets
Cash equivalents - time deposits	$—	$6	$—	$6
Restricted cash - time deposits	—	300	—	300
Marketable securities - noncurrent
Debt securities	—	—	10,000	10,000
	$—	$306	$10,000	$10,306

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2019
Assets
Cash equivalents - time deposits	$—	$7	$—	$7
Restricted cash - time deposits	—	531	—	531
	$—	$538	$—	$538

Our Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no transfers into or out of Level 3 for the years ended December 31, 2019 and 2020.

Level 2 measurements:

Cash equivalents – time deposits and restricted cash – time deposits are interest-earning deposits in banks, and the cash flows are estimated based on the terms of the contracts and discounted using the market interest rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. As the inputs into the valuation techniques are readily observable, these deposits are classified in Level 2 of the fair value hierarchy.

Level 3 measurements:

We did not hold assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2019. For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2020, a reconciliation of the beginning and ending balances are presented as follows:

(in US$ thousands)	Marketable Securities - Debt Securities
2020
Balance at beginning of year	$—
Purchase	10,000
Total gains or (losses) (realized/unrealized)
included in earnings	—
included in other comprehensive income - unrealized gain (loss) on security	(351)
included in other comprehensive income - foreign currency items	351
Balance at end of year	$10,000
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—

The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as of December 31, 2020 are shown below:

Non-listed equity investments -Level 3 financial assets
Calculation Date	Valuation Technique	Significant Unobservable Inputs	Rate	Sensitivity of the Input to Fair Value
December 31, 2020	The backsolve method to establish the equity value, and then the option pricing method to allocate the portion of the security value	Discount for lack of marketability (“DLOM”)	From 13.50% to 26.00% for different scenarios	1% increase or decrease in DLOM would result in a variation in the fair value by approximately $120 thousand.
		Volatility	41.0%	1% increase or decrease in volatility would result in a variation in the fair value by less than $30 thousand.

For the convertible promissory note of the early stage enterprise, the backsolve method was employed for inferring the equity value implied by a recent financing transaction involves selecting the future outcomes available to the enterprise and then calibrating the future exit values, the probabilities for each scenario and the discount rates for the various equity securities framework and making assumptions for the expected time to liquidity, volatility and risk-free rate and then solving for the value of equity, such that value for the most recent financing equals the amount paid. Market and the issuer’s company operating conditions are then considered between the initial transaction date and subsequent measurement dates.

Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis

Assets and liabilities measured at fair value on a nonrecurring basis include measuring impairment when required for long-lived assets. For GigaMedia, long-lived assets measured at fair value on a nonrecurring basis include property, plant, and equipment, intangible assets, operating lease ROU assets, and prepaid licensing and royalty fees.

We recognized the cumulative effects of impairment on the operating lease ROU assets when initially applying the new leases accounting standard at January 1, 2019, as such impairments occurred before the date of initial application. Please see Note 1, “Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies”, for additional information. Assets and liabilities measured at fair value on a nonrecurring basis that were determined to be impaired as of December 31, 2019 and 2020 are summarized as below:

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	At December 31, 2020	Total Impairment Losses
(a) Prepaid licensing and royalty fees	$—	$—	$—	$—	$—
(b) Property, plant and equipment	—	—	—	—	—
(c) Intangible assets	—	—	—	—	—
Total	$—	$—	$—	$—	$—

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	At December 31, 2019	Total Impairment Losses
(a) Prepaid licensing and royalty fees	$—	$—	$—	$—	$85
(b) Property, plant and equipment	—	—	—	—	109
(c) Intangible assets	—	—	—	—	15
Total	$—	$—	$—	$—	$209
(a)

Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired:
In 2019, certain prepaid licensing and royalty fees were written down to zero, resulting in an impairment charge of $85 thousand. This impairment is included in operating expenses in the consolidated statements of operations. The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our digital entertainment business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee and related royalties are re-valued when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, along with other cash flow model related assumptions.

(b)	Impairment losses on certain property, plant, and equipment which were determined to be impaired:

In 2019, we recognized an impairment loss of $109 thousand on property, plant and equipment as while the recent years’ operating losses were expected to continue in the short-term, the carrying amounts of those long-lived assets would not be recoverable based on cash flow projections.

(c)	Impairment losses on certain intangible assets which were determined to be impaired:

In 2019, we recognized an impairment loss of $15 thousand on intangible assets as while the recent years’ operating losses were expected to continue in the short-term, the carrying amounts of those intangible assets would not be recoverable based on cash flow projections.